Summary of Assumptions Used to Compute Fair Value (Details) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 11.98
Expected volatility	75.00%	80.00%
Expected volatility	85.00%	99.03%
Risk-free interest rate	4.20%	3.46%
Risk-free interest rate maximum	4.50%	4.31%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 0.29	$ 8.22
Exercise price	$ 0.29
Expected term (in years)	5 years 9 months	5 years 3 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 0.61	$ 9.56
Exercise price	$ 5.00
Expected term (in years)	10 years	6 years 29 days